Inventories (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories Explanatory [Abstract]
Raw materials and by-products	$ 1,688,527	$ 1,861,092	$ 1,515,824
Medicine, materials and spare parts	903,337	820,417	808,492
Balanced feed	322,522	296,538	275,845
Processed chicken	1,548,597	1,561,912	1,154,207
Commercial eggs	52,050	46,185	37,242
Processed beef	39,709	58,563	36,599
Processed turkey	10,762	64,918	122,722
Other processed products	10,092	17,708	19,757
Total	$ 4,575,596	$ 4,727,333	$ 3,970,688